UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05549

REYNOLDS FUNDS, INC.
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Frederick L. Reynolds
Reynolds Capital Management
2580 Kekaa Drive, #115
Lahaina, HI 96761
(Name and address of agent for service)

1-800-773-9665
Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30

Date of reporting period: DECEMBER 31, 2009

Item 1. Schedule of Investments.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS
December 31, 2009
(Unaudited)

Shares		Value
LONG-TERM INVESTMENTS - 99.1%(A)
COMMON STOCKS - 99.1%(A)
	Aerospace & Defense - 1.6%
4,500	BE Aerospace, Inc. *	$105,750
3,100	The Boeing Co.	167,803
1,000	General Dynamics Corp.	68,170
1,500	Goodrich Corp.	96,375
900	Honeywell International Inc.	35,280
1,000	L-3 Communications Holdings, Inc.	86,950
700	Lockheed Martin Corp.	52,745
2,000	Northrop Grumman Corp.	111,700
1,800	Rockwell Collins, Inc.	99,648
2,000	United Technologies Corp.	138,820
		963,241
	Air Freight & Logistics - 0.2%
800	Expeditors International of Washington, Inc.	27,784
1,000	FedEx Corp.	83,450
500	United Parcel Service, Inc. CL B	28,685
		139,919
	Airlines - 1.8%
1,200	Alaska Air Group, Inc.*	41,472
1,000	Allegiant Travel Co.*	47,170
15,000	AMR Corp.*	115,950
3,000	China Southern Airlines Ltd. - SP-ADR*	46,260
5,500	Continental Airlines, Inc. CL B *	98,560
7,000	Delta Air Lines, Inc.*	79,660
7,800	GOL Intelligent Airlines Inc. - SP-ADR	119,730
8,000	Hawaiian Holdings, Inc.*	56,000
5,000	JetBlue Airways Corp.*	27,250
1,700	Ryanair Holdings PLC - SP-ADR*	45,594
18,200	Southwest Airlines Co.	208,026
4,000	Tam SA - SP-ADR	88,880
6,000	UAL Corp.*	77,460
7,000	US Airways Group, Inc.*	33,880
		1,085,892
	Auto Components - 0.3%
7,100	China Automotive Systems, Inc.*	132,841
3,000	Goodyear Tire & Rubber Co.*	42,300
		175,141
	Automobiles - 0.8%
12,000	Ford Motor Co.*	120,000
2,000	Harley-Davidson, Inc.	50,400
2,000	Honda Motor Co., Ltd. - SP-ADR	67,800
12,000	Tata Motors Ltd. - SP-ADR	202,320
1,000	Toyota Motor Corp. - SP-ADR	84,160
		524,680
	Beverages – 2.3%
900	Anheuser-Busch InBev N.V. - SP-ADR*	46,827
1,000	The Boston Beer Company, Inc.*	46,600
5,300	The Coca-Cola Co.	302,100
1,100	Coca-Cola Femsa, S.A.B. de C.V. - SP-ADR	72,292
36,000	Cott Corp.*	295,200
1,700	Diageo PLC - SP-ADR	117,997
2,100	Dr Pepper Snapple Group, Inc.	59,430
1,000	Fomento Economico Mexicano, S.A.B. de C.V. - SP-ADR	47,880
2,500	Hansen Natural Corp.*	96,000
4,400	PepsiCo, Inc.	267,520
		1,351,846
	Biotechnology - 1.0%
1,000	Amgen Inc.*	56,570
3,100	Amylin Pharmaceuticals, Inc.*	43,989
1,500	Biogen Idec Inc.*	80,250
24,000	Cell Therapeutics, Inc.*	27,360
1,000	Cephalon, Inc.*	62,410
800	Gilead Sciences, Inc.*	34,624
5,400	Human Genome Sciences, Inc.*	165,240
7,900	Incyte Corp.*	71,969
4,000	SciClone Pharmaceuticals, Inc.*	9,320
500	Vertex Pharmaceuticals Inc.*	21,425
4,000	Vical Inc.*	13,160
		586,317
	Building Products - 0.3%
11,000	Masco Corp.	151,910

	Capital Markets - 1.2%
32,000	E*Trade Financial Corp.*	56,000
1,700	The Goldman Sachs Group, Inc.	287,028
1,200	Jefferies Group, Inc.	28,476
1,500	Knight Capital Group, Inc.*	23,100
2,500	Morgan Stanley	74,000
1,200	Piper Jaffray Companies, Inc.*	60,732
6,000	Charles Schwab Corp.	112,920
1,500	State Street Corp.	65,310
1,500	TD Ameritrade Holding Corp.*	29,070
		736,636
	Chemicals - 1.5%
2,700	Agrium Inc.	166,050
1,200	Air Products and Chemicals, Inc.	97,272
2,000	The Dow Chemical Co.	55,260
1,200	E.I. du Pont de Nemours and Co.	40,404
1,500	W.R. Grace & Co.*	38,025
1,000	International Flavors & Fragrances Inc.	41,140
600	The Lubrizol Corp.	43,770
2,800	Monsanto Co.	228,900
800	The Mosaic Co.	47,784
2,200	Nalco Holding Co.	56,122
2,000	Olin Corp.	35,040
400	Potash Corporation of Saskatchewan Inc.	43,400
		893,167
	Commercial Banks - 0.3%
13,000	Huntington Bancshares Inc.	47,450
800	PNC Financial Services Group, Inc.	42,232
1,500	The Toronto-Dominion Bank	94,080
		183,762
	Commercial Services & Supplies - 0.7%
4,000	Avery Dennison Corp.	145,960
1,600	Corrections Corporation of America*	39,280
2,200	RINO International Corp.*	60,830
25,600	The Standard Register Co.	130,560
1,000	Sykes Enterprises, Inc.*	25,470
1,400	Tetra Tech, Inc.*	38,038
		440,138
	Communications Equipment - 3.0%
4,000	Brocade Communications Systems, Inc.*	30,520
7,000	Ciena Corp.*	75,880
7,300	Cisco Systems, Inc.*	174,762
500	F5 Networks, Inc.*	26,490
11,375	Finisar Corp.*	101,465
1,000	Harris Corp.	47,550
18,000	JDS Uniphase Corp.*	148,500
4,000	Juniper Networks, Inc.*	106,680
14,500	Motorola, Inc.*	112,520
1,500	NETGEAR, Inc.*	32,535
1,700	QUALCOMM Inc.	78,642
7,400	Research In Motion Ltd.*	499,796
25,500	Sierra Wireless Inc.*	270,300
12,000	Tellabs, Inc.*	68,160
		1,773,800
	Computers & Peripherals - 6.7%
11,850	Apple Inc.*	2,498,691
6,000	Dell Inc.*	86,160
6,000	EMC Corp.*	104,820
2,200	Hewlett-Packard Co.	113,322
4,000	Hutchinson Technology Inc.*	41,040
2,100	International Business Machines Corp.	274,890
9,000	NetApp, Inc.*	309,510
1,200	QLogic Corp.*	22,644
4,700	SanDisk Corp.*	136,253
10,000	Seagate Technology	181,900
7,000	Western Digital Corp.*	309,050
		4,078,280
	Construction & Engineering - 0.4%
3,000	Fluor Corp.	135,120
1,300	Foster Wheeler AG*	38,272
2,000	Jacobs Engineering Group Inc.*	75,220
		248,612
	Consumer Electronics - 0.1%
1,500	Garmin Ltd.	46,050

	Consumer Finance - 0.4%
3,200	American Express Co.	129,664
300	Capital One Financial Corp.	11,502
5,000	Discover Financial Services	73,550
		214,716
	Containers & Packaging - 0.2%
15,500	Boise, Inc.*	82,305
1,800	Sealed Air Corp.	39,348
		121,653
	Diversified Financial Services - 0.1%
9,000	Citigroup Inc.*	29,790
900	NYSE Euronext	22,770
		52,560
	Diversified Telecommunication Services - 1.4%
2,600	AT&T Inc.	72,878
1,000	BT Group-PLC - SP-ADR	21,740
2,000	CenturyTel, Inc.	72,420
3,000	China Unicom (Hong Kong) Ltd. - SP-ADR	39,330
10,000	Level 3 Communications, Inc.*	15,300
1,500	Telephones of Mexico - SP-ADR	24,870
9,300	tw telecom inc.*	159,402
1,500	Verizon Communications Inc.	49,695
18,500	Vimpel-Communications - SP-ADR	343,915
		799,550
	Electric Utilities - 0.1%
500	FPL Group, Inc.	26,410

	Electrical Equipment - 0.3%
18,000	Capstone Turbine Corp.*	23,220
1,400	Emerson Electric Co.	59,640
1,000	Rockwell Automation, Inc.	46,980
1,200	Thomas & Betts Corp.*	42,948
		172,788
	Electronic Equipment, Instruments & Components - 1.1%
1,500	Agilent Technologies, Inc.*	46,605
800	Amphenol Corp.	36,944
8,500	Brightpoint, Inc.*	62,475
2,200	Corning Inc.	42,482
1,000	Dolby Laboratories Inc.*	47,730
16,500	Flextronics International Ltd.*	120,615
600	Itron, Inc.*	40,542
2,000	Jabil Circuit, Inc.	34,740
4,000	Molex Inc.	86,200
4,000	Sanmina-SCI Corp.*	44,120
1,200	Tech Data Corp.*	55,992
6,000	Vishay Intertechnology, Inc.*	50,100
		668,545
	Energy Equipment & Services - 3.4%
1,200	Atwood Oceanics, Inc.*	43,020
2,500	Baker Hughes Inc.	101,200
5,500	Cameron International Corp.*	229,900
10,000	CGG-Veritas - SP-ADR*	212,500
2,300	Diamond Offshore Drilling, Inc.	226,366
3,000	Halliburton Co.	90,270
1,600	Helmerich & Payne, Inc.	63,808
800	Nabors Industries Ltd.*	17,512
800	National-Oilwell Varco Inc.	35,272
800	Noble Corp.	32,560
6,800	Parker Drilling Co.*	33,660
9,000	Rowan Companies, Inc.*	203,760
5,000	Schlumberger Ltd.	325,450
3,000	Smith International, Inc.	81,510
4,200	Transocean Ltd.*	347,760
		2,044,548
	Food & Staples Retailing - 1.8%
1,000	BJ's Wholesale Club, Inc.*	32,710
1,500	Casey's General Stores, Inc.	47,880
4,000	Costco Wholesale Corp.	236,680
4,000	CVS Caremark Corp.	128,840
12,200	The Great Atlantic & Pacific Tea Company, Inc.*	143,838
8,500	Rite Aid Corp.*	12,835
1,500	Sysco Corp.	41,910
1,400	Walgreen Co.	51,408
5,300	Wal-Mart Stores, Inc.	283,285
4,000	Whole Foods Market, Inc.*	109,800
		1,089,186
	Food Products - 0.9%
3,100	Campbell Soup Co.	104,780
1,400	Chiquita Brands International, Inc.*	25,256
3,000	Del Monte Foods Co.	34,020
1,800	General Mills, Inc.	127,458
1,500	The Hershey Co.	53,685
1,200	Kellogg Co.	63,840
6,500	Sara Lee Corp.	79,170
700	The J.M. Smucker Co.	43,225
		531,434
	Health Care Equipment & Supplies - 1.5%
700	Bard (C.R.), Inc.	54,530
1,200	Baxter International Inc.	70,416
4,000	Becton, Dickinson & Co.	315,440
800	CareFusion Corp.*	20,008
500	Edwards Lifesciences Corp.*	43,425
1,700	Hospira, Inc.*	86,700
1,200	Medtronic, Inc.	52,776
2,100	Stryker Corp.	105,777
1,200	Varian Medical Systems, Inc.*	56,220
1,400	Zimmer Holdings, Inc.*	82,754
		888,046
	Health Care Providers & Services - 1.8%
1,500	Aetna Inc.	47,550
1,500	AmerisourceBergen Corp.	39,105
3,500	Cardinal Health, Inc.	112,840
1,200	CIGNA Corp.	42,324
2,100	Community Health Systems Inc.*	74,760
800	Express Scripts, Inc.*	69,160
9,500	Health Management Associates, Inc.*	69,065
1,500	Humana Inc.*	65,835
1,000	McKesson Corp.	62,500
1,800	Medco Health Solutions, Inc.*	115,038
1,200	PSS World Medical, Inc.*	27,084
700	Quest Diagnostics Inc.	42,266
21,000	Tenet Healthcare Corp.*	113,190
1,700	UnitedHealth Group Inc.	51,816
1,400	WellCare Health Plans Inc.*	51,464
1,800	WellPoint Inc.*	104,922
		1,088,919
	Health Care Technology - 0.2%
1,200	Cerner Corp.*	98,928
800	Computer Programs & Systems, Inc.	36,840
		135,768
	Home Building - 0.9%
2,000	Beazer Homes USA, Inc.*	9,680
10,000	D.R. Horton, Inc.	108,700
900	Desarrolladora Homex S.A. de C.V. - SP-ADR*	30,258
1,200	Gafisa S.A. - SP-ADR	38,832
18,500	Hovnanian Enterprises, Inc.*	71,040
3,500	KB Home	47,880
1,800	Meritage Homes Corp.*	34,794
8,875	Pulte Homes, Inc.*	88,750
2,700	The Ryland Group, Inc.	53,190
7,000	Standard Pacific Corp.*	26,180
2,000	Toll Brothers, Inc.*	37,620
		546,924
	Hotels, Restaurants & Leisure - 4.9%
1,500	Brinker International, Inc.	22,380
3,000	California Pizza Kitchen, Inc.*	40,350
10,500	Caribou Coffee Company, Inc.*	81,060
1,200	Carnival Corp.	38,028
1,200	The Cheesecake Factory Inc.*	25,908
700	Chipotle Mexican Grill, Inc.*	61,712
1,200	Cracker Barrel Old Country Store, Inc.	45,588
2,700	Ctrip.com International, Ltd. - SP-ADR*	194,022
1,500	Darden Restaurants, Inc.	52,605
400	Home Inns & Hotels Management, Inc. - SP-ADR*	14,140
6,200	International Game Technology	116,374
24,000	Jamba, Inc.*	40,320
25,000	Las Vegas Sands Corp.*	373,500
3,021	Marriott International, Inc.	82,322
4,700	McDonald's Corp.	293,468
17,500	MGM MIRAGE*	159,600
3,000	P.F. Chang's China Bistro, Inc.*	113,730
1,500	Panera Bread Co.*	100,455
1,500	Papa John's International, Inc.*	35,040
3,800	Royal Caribbean Cruises Ltd.*	96,064
19,500	Starbucks Corp.*	449,670
3,000	Starwood Hotels & Resorts Worldwide, Inc.	109,710
7,000	Wendy's/Arby's Group, Inc.	32,830
1,500	Wyndham Worldwide Corp.	30,255
3,450	Wynn Resorts Ltd.*	200,894
3,500	Yum! Brands, Inc.	122,395
		2,932,420
	Household Durables - 1.3%
1,200	The Black & Decker Corp.	77,796
800	Fortune Brands, Inc.	34,560
12,000	La-Z-Boy Inc.*	114,360
7,500	Lennar Corp.	95,775
600	Mohawk Industries, Inc.*	28,560
7,000	Newell Rubbermaid Inc.	105,070
800	The Stanley Works	41,208
3,000	Tempur-Pedic International Inc.*	70,890
2,700	Tupperware Brands Corp.	125,739
800	Whirlpool Corp.	64,528
		758,486
	Household Products - 1.1%
1,500	The Clorox Co.	91,500
2,900	Colgate-Palmolive Co.	238,235
2,800	Kimberly-Clark Corp.	178,388
2,200	The Procter & Gamble Co.	133,386
		641,509
	Industrial Conglomerates - 0.8%
2,900	3M Co.	239,743
4,000	General Electric Co.	60,520
3,500	McDermott International, Inc.*	84,035
4,600	Textron Inc.	86,526
		470,824
	Insurance - 1.0%
300	American International Group, Inc.*	8,994
2,700	China Life Insurance Company, Ltd. - SP-ADR	198,045
5,000	Genworth Financial Inc.*	56,750
1,500	Hartford Financial Services Group, Inc.	34,890
1,400	Lincoln National Corp.	34,832
2,500	MetLife, Inc.	88,375
1,200	Prudential Financial, Inc.	59,712
2,300	The Travelers Companies, Inc.	114,678
		596,276
	Internet & Catalog Retail - 2.1%
3,200	Amazon.com, Inc.*	430,464
8,500	Expedia, Inc.*	218,535
1,000	Netflix Inc.*	55,140
2,500	Overstock.com, Inc.*	33,900
2,400	Priceline.com Inc.*	524,400
		1,262,439
	Internet Software & Services - 6.3%
4,400	Akamai Technologies, Inc.*	111,452
136	AOL Inc.*	3,166
17,500	Art Technology Group, Inc.*	78,925
2,050	Baidu, Inc. - SP-ADR*	843,022
9,000	eBay Inc.*	211,860
3,200	Google Inc.*	1,983,936
9,000	Move, Inc.*	14,940
600	NetEase.com Inc. - SP-ADR*	22,566
1,000	Openwave Systems Inc.*	2,280
3,000	SAVVIS, Inc.*	42,150
2,200	SINA Corp.*	99,396
2,000	Sohu.com Inc.*	114,560
4,200	ValueClick, Inc.*	42,504
2,000	VeriSign, Inc.*	48,480
1,000	WebMD Health Corp.*	38,490
5,800	Yahoo! Inc.*	97,324
		3,755,051
	IT Services - 2.0%
600	Automatic Data Processing, Inc.	25,692
4,700	Cognizant Technology Solutions Corp.*	212,910
1,200	Computer Sciences Corp.*	69,036
1,600	CSG Systems International, Inc.*	30,544
1,500	Fiserv, Inc.*	72,720
4,000	Infosys Technologies Ltd. - SP-ADR	221,080
400	Mastercard, Inc.	102,392
1,400	Paychex, Inc.	42,896
1,400	TeleTech Holdings, Inc.*	28,042
1,500	Unisys Corp.*	57,840
9,500	VeriFone Holdings, Inc.*	155,610
2,000	Visa Inc.	174,920
		1,193,682
	Leisure Equipment & Products - 0.1%
2,500	Eastman Kodak Co.*	10,550
1,200	Mattel, Inc.	23,976
		34,526
	Life Sciences Tools & Services - 0.1%
3,000	Sequenom Inc.*	12,420
600	Waters Corp.*	37,176
		49,596
	Machinery - 3.6%
2,400	Bucyrus International, Inc.	135,288
7,000	Caterpillar Inc.	398,930
600	Cummins Inc.	27,516
600	Danaher Corp.	45,120
6,500	Deere & Co.	351,585
2,300	Eaton Corp.	146,326
2,000	Gardner Denver Inc.	85,100
2,500	Illinois Tool Works Inc.	119,975
2,500	Ingersoll-Rand PLC	89,350
6,700	Joy Global Inc.	345,653
900	KUBOTA CORP. - SP-ADR	41,508
1,200	Oshkosh Corp.*	44,436
800	PACCAR Inc.	29,016
1,500	Pall Corp.	54,300
2,500	Parker Hannifin Corp.	134,700
4,500	Terex Corp.*	89,145
		2,137,948
	Media - 3.0%
3,000	Belo Corp.*	16,320
10,000	CBS Corp. CL B Non-Voting	140,500
3,800	DIRECTV*	126,730
10,600	The Walt Disney Co.	341,850
8,000	Entercom Communications Corp.*	56,560
28,000	Gannett Co., Inc.	415,800
1,500	Grupo Televisa S.A. - SP-ADR	31,140
5,000	IMAX Corp.*	66,500
5,000	Lee Enterprises, Inc.*	17,350
4,000	Martha Stewart Living Omnimedia, Inc.*	19,760
8,000	The McClatchy Co.	28,320
8,000	The New York Times Co.*	98,880
5,000	News Corp. Cl B	79,600
70,000	Sirius XM Radio Inc.*	42,000
1,500	Time Warner Inc.	43,710
6,500	Viacom, Inc. Cl B*	193,245
3,900	Virgin Media Inc.	65,637
		1,783,902
	Metals & Mining - 6.3%
600	Agnico-Eagle Mines Ltd.	32,400
900	AK Steel Holding Corp.	19,215
7,000	Alcoa Inc.	112,840
2,500	Allegheny Technologies, Inc.	111,925
2,500	Aluminum Corporation of China Ltd. SP-ADR*	68,125
1,200	AngloGold Ashanti Ltd. - SP-ADR	48,216
2,500	ArcelorMittal NYS	114,375
2,000	Barrick Gold Corp.	78,760
1,800	BHP Billiton Ltd. - SP-ADR	137,844
18,000	China Precision Steel, Inc.*	36,900
3,000	Cliffs Natural Resources Inc.	138,270
1,700	Coeur d' Alene Mines Corp.*	30,702
10,000	Commercial Metals Co.	156,500
1,200	Companhia Siderurgica Nacional S.A. - SP-ADR	38,316
6,500	Eldorado Gold Corp.*	92,105
2,700	Freeport-McMoRan Copper & Gold Inc.	216,783
5,700	Gerdau S.A. - SP-ADR	97,071
6,500	Gold Fields Ltd. - SP-ADR	85,215
1,500	Goldcorp, Inc.	59,010
14,000	Golden Star Resources Ltd.*	43,680
6,000	Harmony Gold Mining Company Ltd. - SP-ADR	61,020
12,000	Hecla Mining Co.*	74,160
3,500	IAMGOLD Corp.	54,740
5,600	Kinross Gold Corp.	103,040
2,000	Newmont Mining Corp.	94,620
42,000	Northgate Minerals Corp.*	129,360
3,000	Nucor Corp.	139,950
2,500	Pan American Silver Corp.*	59,525
700	Randgold Resources Ltd.	55,384
5,500	RTI International Metals, Inc.*	138,435
3,500	Silver Standard Resources Inc.*	76,545
9,000	Silver Wheaton Corp.*	135,180
6,500	Southern Copper Corp.	213,915
7,000	Taseko Mines Ltd.*	29,540
1,500	Teck Resources Ltd. Cl B*	52,455
10,000	Titanium Metals Corp.*	125,200
3,000	United States Steel Corp.	165,360
8,600	Vale S.A. - SP-ADR	249,658
7,000	Yamana Gold Inc.	79,660
		3,755,999
	Multiline Retail - 1.8%
7,700	Dillard's, Inc.	142,065
300	Dollar Tree, Inc.*	14,490
2,000	Kohl's Corp.*	107,860
10,000	Macy's, Inc.	167,600
8,800	Nordstrom, Inc.	330,704
2,500	J.C. Penney Company, Inc.	66,525
13,500	Saks, Inc.*	88,560
2,800	Target Corp.	135,436
		1,053,240
	Office Electronics - 0.1%
8,500	Xerox Corp.	71,910

	Oil, Gas & Consumable Fuels - 6.2%
1,400	Anadarko Petroleum Corp.	87,388
1,600	Apache Corp.	165,072
700	BP- PLC - SP-ADR	40,579
31,100	Brigham Exploration Co.*	421,405
5,000	Cabot Oil & Gas Corp.	217,950
2,500	Cenovus Energy Inc.	63,000
6,550	Chesapeake Energy Corp.	169,514
1,300	ConocoPhillips	66,391
2,500	Devon Energy Corp.	183,750
6,000	El Paso Corp.	58,980
4,500	EnCana Corp.	145,755
1,500	EOG Resources, Inc.	145,950
1,000	Exxon Mobil Corp.	68,190
1,000	Holly Corp.	25,630
17,000	Ivanhoe Energy, Inc.*	48,620
8,000	Massey Energy Co.	336,080
1,000	Murphy Oil Corp.	54,200
1,600	Newfield Exploration Co.*	77,168
1,500	Noble Energy, Inc.	106,830
1,000	Occidental Petroleum Corp.	81,350
5,500	Peabody Energy Corp.	248,655
3,500	Petroleo Brasileiro S.A. - SP-ADR	166,880
700	Southwestern Energy Co.*	33,740
2,500	Suncor Energy, Inc.	88,275
1,900	Tesoro Corp.	25,745
4,500	Whiting Petroleum Corp.*	321,525
1,500	Clayton Williams Energy, Inc.*	52,560
3,500	The Williams Companies, Inc.	73,780
2,000	XTO Energy, Inc.	93,060
		3,668,022
	Paper & Forest Products - 0.7%
10,000	International Paper Co.	267,800
3,100	Weyerhaeuser Co.	133,734
		401,534
	Personal Products - 0.7%
1,500	China Sky One Medical, Inc.*	34,125
1,600	Herbalife Ltd.	64,912
900	Estee Lauder Companies, Inc.	43,524
7,600	Medifast, Inc.*	232,408
1,200	Nutri System, Inc.	37,404
1,500	Weight Watchers International, Inc.	43,740
		456,113
	Pharmaceuticals - 2.0%
1,400	Abbott Laboratories	75,586
700	Allergan, Inc.	44,107
2,400	Bristol-Myers Squibb Co.	60,600
2,300	Dr. Reddy's Laboratories Ltd. - SP-ADR	55,683
1,200	Forest Laboratories, Inc.*	38,532
31,000	Generex Biotechnology Corp.*	16,430
1,000	GlaxoSmithKline-PLC - SP-ADR	42,250
2,500	Jazz Pharmaceuticals, Inc.*	19,700
4,800	Johnson & Johnson	309,168
2,600	Eli Lilly and & Co.	92,846
1,000	Medicis Pharmaceutical Corp.	27,050
1,400	Merck & Co., Inc.	51,156
3,700	Mylan, Inc.*	68,191
600	Novo Nordisk A/S - SP-ADR	38,310
1,200	Perrigo Co.	47,808
7,700	Pfizer Inc.	140,063
1,500	Watson Pharmaceuticals, Inc.*	59,415
		1,186,895
	Professional Services - 0.2%
1,600	Manpower Inc.	87,328
8,000	On Assignment, Inc.*	57,200
		144,528
	Road & Rail - 0.8%
2,100	CSX Corp.	101,829
2,500	Dollar Thrifty Automotive Group, Inc.*	64,025
8,000	Hertz Global Holdings, Inc.*	95,360
1,500	Norfolk Southern Corp.	78,630
1,500	Ryder Systems, Inc.	61,755
1,000	Union Pacific Corp.	63,900
19,000	YRC Worldwide, Inc.*	15,956
		481,455
	Semiconductors & Semiconductor Equipment - 4.8%
17,700	Advanced Micro Devices, Inc.*	171,336
2,200	Altera Corp.	49,786
2,500	Analog Devices, Inc.	78,950
5,000	Applied Materials, Inc.	69,700
4,200	ASML Holding N.V. NYS	143,178
4,000	Broadcom Corp.*	125,800
900	Cree, Inc.*	50,733
2,000	Cypress Semiconductor Corp.*	21,120
6,000	Integrated Device Technology, Inc.*	38,820
5,700	Intel Corp.	116,280
4,000	KLA-Tencor Corp.	144,640
7,000	Kulicke and Soffa Industries, Inc.*	37,730
2,500	Lam Research Corp.*	98,025
3,500	LDK Solar Co. Ltd. - SP-ADR*	24,535
6,000	LSI Corp.*	36,060
4,500	Marvell Technology Group Ltd.*	93,375
9,000	Mattson Technology, Inc.*	32,220
3,000	MEMC Electronic Materials, Inc.*	40,860
2,700	Microchip Technology Inc.	78,462
13,000	Micron Technology, Inc.*	137,280
3,700	Novellus Systems, Inc.*	86,358
7,200	NVIDIA Corp.*	134,496
16,500	ON Semiconductor Corp.*	145,365
9,000	PMC-Sierra, Inc.*	77,940
900	Rambus Inc.*	21,960
9,000	RF Micro Devices, Inc.*	42,930
8,000	Skyworks Solutions Inc.*	113,520
2,500	Standard Microsystems Corp.*	51,950
16,000	Teradyne, Inc.*	171,680
5,800	Texas Instruments Inc.	151,148
13,000	TriQuint Semiconductor, Inc.*	78,000
3,900	Veeco Instruments Inc.*	128,856
2,500	Xilinx, Inc.	62,650
		2,855,743
	Software - 3.2%
2,100	Adobe Systems Inc.*	77,238
2,100	Ariba Inc.*	26,292
4,300	AsiaInfo Holdings, Inc.*	131,021
1,500	Autodesk, Inc.*	38,115
1,000	BMC Software, Inc.*	40,100
1,500	Check Point Software Technologies Ltd.*	50,820
3,500	Citrix Systems, Inc.*	145,635
1,500	i2 Technologies, Inc.*	28,680
2,500	Informatica Corp.*	64,650
2,000	McAfee Inc.*	81,140
8,600	Microsoft Corp.	262,214
5,800	Oracle Corp.	142,332
3,000	Parametric Technology Corp.*	49,020
3,000	Quest Software Inc.*	55,200
3,000	Red Hat, Inc.*	92,700
3,000	Salesforce.com, Inc.*	221,310
1,500	SAP AG - SP-ADR	70,215
2,500	Solarwinds, Inc.*	57,525
1,700	Sybase, Inc.*	73,780
4,500	TIBCO Software Inc.*	43,335
4,500	VMware Inc.*	190,710
		1,942,032
	Solar - 0.7%
9,000	Evergreen Solar, Inc.*	13,590
600	First Solar, Inc.*	81,240
5,500	JA Solar Holdings Co., Ltd. - SP-ADR*	31,350
5,000	Suntech Power Holdings Co., Ltd. - SP-ADR*	83,150
1,700	Trina Solar Ltd.*	91,749
6,000	Yingli Green Energy Holding Company Ltd. - SP-ADR*	94,860
		395,939
	Specialty Retail - 6.8%
1,500	Abercrombie & Fitch Co.	52,275
4,000	Aeropostale, Inc.*	136,200
5,000	American Eagle Outfitters, Inc.	84,900
10,000	AnnTaylor Stores Corp.*	136,400
1,500	AutoNation, Inc.*	28,725
3,600	Bed Bath & Beyond Inc.*	139,068
7,900	Best Buy Co., Inc.	311,734
56,000	Blockbuster, Inc.*	37,520
1,200	The Buckle, Inc.	35,136
4,000	CarMax, Inc.*	97,000
11,500	Chico's FAS, Inc.*	161,575
1,500	The Children's Place Retail Stores, Inc.*	49,515
4,000	Coldwater Creek Inc.*	17,840
4,000	Dick's Sporting Goods, Inc.*	99,480
1,500	The Dress Barn, Inc.*	34,650
800	GameStop Corp.*	17,552
3,000	The Gap, Inc.	62,850
1,500	Guess?, Inc.	63,450
1,500	The Gymboree Corp.*	65,235
6,000	The Home Depot, Inc.	173,580
3,500	J. Crew Group, Inc.*	156,590
1,000	Jos. A. Bank Clothiers, Inc.*	42,190
10,100	Limited Brands Inc.	194,324
5,100	Lowe's Companies, Inc.	119,289
44,000	Office Depot, Inc.*	283,800
38,900	OfficeMax Inc.*	493,641
1,500	PetSmart, Inc.	40,035
35,100	Pier 1 Imports, Inc.*	178,659
2,800	Ross Stores, Inc.	119,588
1,500	The Sherwin-Williams Co.	92,475
1,500	Staples, Inc.	36,885
11,000	Stein Mart, Inc.*	117,260
4,500	Talbots, Inc.*	40,095
1,000	Tiffany & Co.	43,000
2,500	The TJX Companies, Inc.	91,375
5,000	Ulta Salon, Cosmetics & Fragrance, Inc.*	90,800
4,100	Urban Outfitters, Inc.*	143,459
3,100	Williams-Sonoma, Inc.	64,418
		4,152,568
	Textiles, Apparel & Luxury Goods - 1.3%
1,200	Coach, Inc.	43,836
18,500	Crocs, Inc.*	106,375
900	Deckers Outdoor Corp.*	91,548
1,200	Gildan Activewear Inc.*	29,256
600	Hanesbrands, Inc.*	14,466
7,000	Liz Claiborne, Inc.*	39,410
2,200	Lululemon Athletica Inc.*	66,220
1,500	NIKE, Inc. Cl B	99,105
600	Phillips-Van Heusen Corp.	24,408
2,000	Polo Ralph Lauren Corp.	161,960
1,500	Under Armour, Inc.*	40,905
700	VF Corp.	51,268
		768,757
	Trading Companies & Distributors - 0.2%
800	Fastenal Co.	33,312
700	W.W. Grainger, Inc.	67,781
		101,093
	Water Utilities - 0.0%
600	American Water Works Co., Inc.	13,446

	Wireless Telecommunication Services - 0.7%
700	American Tower Corp.*	30,247
400	China Mobile Ltd. – SP-ADR	18,572
1,000	Crown Castle International Corp.*	39,040
4,400	Mobile TeleSystems - SP-ADR	215,116
8,100	Sprint Nextel Corp.*	29,646
2,200	Vivo Participacoes S.A. - SP-ADR	68,200
1,200	Vodafone Group PLC - SP-ADR	27,708
		428,529
	Total common stocks
	(Cost $49,425,481)	59,254,900
WARRANTS - 0.0%(A)
70	Krispy Kreme Doughnuts, Inc., Expiration Date 03/02/12, Exercise Price $12.21*	4
	Total warrants (Cost $0)	4
	Total long-term investments (Cost $49,425,481)	59,254,904
	Total investments - 99.1%
	(Cost $49,425,481)	59,254,904
	Cash and receivables, less liabilities - 0.9%(A)	524,463
	TOTAL NET ASSETS - 100.0%	$59,779,367

*	Non-income producing security.
(A)	Percentages for the various classifications relate to net assets.

N.V. Netherlands Antilles Limited Liability Corp.
NYS – New York Registered Shares
SP-ADR – Sponsored American Depositary Receipts

As of December 31, 2009, the cost of investments for federal income tax purposes was $40,110,985 and the tax components of unrealized appreciation/depreciation were as follows+:

Aggregate gross unrealized appreciation	$8,388,573
Aggregate gross unrealized depreciation	$(592,507)
Net unrealized appreciation	$7,796,066

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements in the Fund’s most recent annual report.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2009, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 – Common Stocks	$59,254,900

Level 2 – Warrants	4
Level 3 –	—
Total	$59,254,904

Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer and Treasurer/ChiefFinancial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financialreporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last N-Q fiscal quarter filing that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to besigned on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)   Reynolds Funds, Inc.

     By (Signature and Title)     /s/Frederick L. Reynolds
Frederick L. Reynolds, President
     Date   February 24, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)     /s/Frederick L. Reynolds
Frederick L. Reynolds, President

     Date   February 24, 2010

     By (Signature and Title)     /s/Frederick L. Reynolds
Frederick L. Reynolds, Treasurer
     Date   February 24, 2010